Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Classes of current inventories [abstract]
Consumables and spares	₨ 1,506	$ 18	₨ 933
Emission reduction certificates	183	2	261
Total	₨ 1,689	$ 20	₨ 1,194